STOCKHOLDER'S EQUITY - Warrants (Details) (USD $)	Dec. 31, 2013
Warrant One [Member]
Number of Warrants	1,125,000
Warrant Exercise Price	$ 2.10
Warrants Expiration Date	May 21, 2018
Warrant Two [Member]
Number of Warrants	1,125,000
Warrant Exercise Price	$ 1.40
Warrants Expiration Date	May 21, 2018
Warrant Three [Member]
Number of Warrants	125,000
Warrant Exercise Price	$ 2.10
Warrants Expiration Date	July 26, 2018
Warrant Four [Member]
Number of Warrants	125,000
Warrant Exercise Price	$ 1.40
Warrants Expiration Date	July 26, 2018
Warrant [Member]
Number of Warrants	2,500,000